Intangibles Assets - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 01, 2023
Disclosure of detailed information about intangible assets [line items]
Software installation cost of digital pharmacy	S/ 1,017	S/ 3,275	S/ 6,358
PERU
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	7.00%	8.80%	9.50%
COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	11.70%	12.50%	13.00%
MEXICO
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	9.80%	11.30%	10.80%
Dentegra Seguros Dentales, S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill recognised as of acquisition date				S/ 21,331
Dentegra Seguros Dentales, S.A. [Member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible assets recognised as of acquisition date				S/ 3,411